Other Non-current Liabilities (Schedule of Plan Benefits) (Details) - Post-retirement Benefit [member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Plan assets	$ 1,716	$ 1,298
Accrued benefit obligation	(2,046)	(1,675)
Ned defined benefit obligation	$ (330)	$ (377)